MEMBERSHIP INTERESTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Changes to membership interests

The following tables present the changes to membership interests during the three months ended March 31, 2013 and 2012:

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
Balance at December 31, 2012	$7,335	$(31)	$7,304
Net income	87	—	87
Distributions	(50)	—	(50)
Net effects of cash flow hedges (net of tax)	—	1	1
Defined benefit pension plans (net of tax)	—	(1)	(1)

Balance at March 31, 2013	$7,372	$(31)	$7,341

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
Balance at December 31, 2011	$7,212	$(31)	$7,181
Net income	75	—	75
Distributions	(45)	—	(45)
Net effects of cash flow hedges (net of tax)	—	1	1

Balance at March 31, 2012	$7,242	$(30)	$7,212

Changes to accumulated other comprehensive income (loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the three months ended March 31, 2013.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2012	$(28)	$(3)	$(31)
Defined benefit pension plans (net of tax) Amounts reclassified from accumulated other comprehensive income (loss) and reported in:	—	(1)	(1)
Interest expense and related charges	1	—	1

Total amount reclassified from accumulated other comprehensive income (loss) during the period	1	—	1

Balance at March 31, 2013	$(27)	$(4)	$(31)

Cash distribution to members

During 2012, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 24, 2012	October 30, 2012	$70
July 25, 2012	July 31, 2012	$50
April 25, 2012	May 1, 2012	$60
February 14, 2012	February 21, 2012	$45

During 2011, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 25, 2011	October 26, 2011	$65
July 27, 2011	July 28, 2011	$40
April 27, 2011	April 28, 2011	$20
February 15, 2011	February 16, 2011	$20